Filed with the Securities and Exchange Commission on May 29, 2009

1940 Act Registration No.  811-08685
1933 Act File No. 333-47415
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	27	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	30	[	X	]

(Check appropriate box or boxes.)

ROCHDALE INVESTMENT TRUST
 (Exact Name of Registrant as Specified in Charter)

570 Lexington Avenue, New York, New York 10022-6837
(Address of Principal Executive Office)

(212) 702-3500
 (Registrant’s Telephone Number, Including Area Code)

Keith Shintani
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for Service)

copies to:
Laura Corsell, Esq.
123 Broad Street – Avenue of the Arts
Philadelphia, Pennsylvania 19109

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On June 5, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 25 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on March 17, 2009, and pursuant to Rule 485(a)(1) would become effective on May 31, 2009.

This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 5, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 27 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post Effective Amendment No. 27 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of May, 2009.

ROCHDALE INVESTMENT TRUST

By: /s/Garrett R. D’Alessandro
Garrett R. D’Alessandro
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 27 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Carl Acebes*	Trustee	May 29, 2009
Carl Acebes

/s/Jerry Roland*	Trustee	May 29, 2009
Jerry Roland

/s/Maxime C. Baretge*	Trustee	May 29, 2009
Maxime C. Baretge

/s/Thomas J. Volpe*	Trustee	May 29, 2009
Thomas J. Volpe

/s/Garrett R. D’Alessandro	President and Principal Financial Officer	May 29, 2009
Garrett R. D’Alessandro

* By: /s/Garrett R. D’Alessandro
Garrett R. D’Alessandro
Attorney-in-Fact